Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2020
Noncontrolling Interest [Abstract]
Summary of Ownership of LLC Interests

The following table summarizes the ownership of LLC Interests in Shift4 Payments, LLC:

	LLC Interests			Ownership percentage
	Shift4 Payments, Inc.	Continuing Equity Owners	Total	Shift4 Payments, Inc.	Continuing Equity Owners	Total
Balances at June 4, 2020	38,832,816	39,204,989	78,037,805	49.8%	50.2%	100.0%
Issuance of LLC units	2,000,000	—	2,000,000	1.2%	(1.2%)	—
Redemption of LLC units	3,637,501	(3,637,501)	—	4.6%	(4.6%)	—

Balances at September 30, 2020	44,470,317	35,567,488	80,037,805	55.6%	44.4%	100.0%